ULTIMUS
Your Fund Matters

FILED VIA EDGAR

October 24, 2011

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:       Williamsburg Investment Trust
File Nos. 811-5685; 33-25301
Post-Effective Amendment No.  53

Ladies and Gentlemen:

On behalf of Williamsburg Investment Trust (the “Registrant”), attached for filing is Post-Effective Amendment No. 53 (the “Amendment”) to Registrant’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective 60 days after filing pursuant to Rule 485(a) under the Securities Act of 1933.

The Amendment is being filed for the purpose of incorporating changes to the name, investment strategies and fundamental investment limitations of the FBP Value Fund and FBP Balanced Fund (the “Funds”) and changes to the investment objective of the FBP Value Fund.   A proxy statement has been filed with the Securities & Exchange Commission for the purpose of seeking shareholder approval of the Funds’ new fundamental investment limitations and the new non-fundamental investment objective for the FBP Value Fund.

Please contact the undersigned at 513/587-3418 with your questions and comments concerning this filing.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary

Ultimus Fund Solutions, LLC	225 Pictoria Drive, Suite 450	Phone: 513 587 3400
www.ultimusfundsolutions.com	Cincinnati, Ohio 45246	Fax: 513 587 3450